Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Share Options

The fair value of share options was estimated using the following significant assumptions:

	Granted in 2019	Granted in 2021
Risk-free interest rate	1.60%-2.60%	0.92%
Volatility	35.66%-37.98%	40%
Dividend yield	2.5%	2.5%
Life of option	6 years	6 years

Summary of Share Option Activity Under Option Plans

The following table summarized the Group’s share option activity under the option plans:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		USD	Years	USD
Share options outstanding at December 31, 2020	991,000	12.27	3.13	1,257,200
Granted	6,000	12.00	—	—
Exercised	—	—	—	—
Forfeited	(4,500)	12.27	—	—
Expired	—	—	—	—
Share options outstanding at December 31, 2021	992,500	12.27	2.14	—
Vested and expected to vest at December 31, 2021	992,500	12.28	2.14	—
Exercisable as of December 31, 2021	742,125	12.24	2.14	—